Depreciation, Amortization And Impairment - Summary Of Detailed Information About Depreciation Amortization And Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Depreciation and impairment of property, plant and equipment (see Note 12)	$ 9,807	$ 10,666	$ 10,363
Depreciation of right of use assets (see Note 13)	9,869	8,699	7,188
Amortization and impairment of intangible assets (see Note 15)	3,488	4,916	1,010
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	$ 23,164	$ 24,281	$ 18,561